Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounting Policies (Textual) [Abstract]
Reclassification adjustment of non-credit component of previously recognized impairments from retained earnings to accumulated other comprehensive income (loss)				$ 17
Excess of fair value of assets over liabilities of managed investment entities			$ 261
Weighted average common shares adjustment related to stock-based compensation	1.6	1.3	1.1
Anti-dilutive potential common shares related to stock-based compensation plans	2.3	3.5	5.7